Derivative Liabilities (Details 1) - Level 3 [Member]	3 Months Ended
Jun. 30, 2015 USD ($)
Balance, April 1, 2015	$ 0
Issuance of derivative warrants liabilities	2,016,715
Change in fair value of derivative warrant liabilities	(1,571)
Balance, June 30, 2015	$ 205,144